INCOME TAXES - Change in Deferred Income Tax Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax income tax liability, beginning of year	$ 9,967	$ 11,917
Deferred Income Tax (Recovery) Expense	(1,119)	(1,918)
Recognized in other comprehensive income	(62)	(23)
Foreign exchange, disposition and other	(28)	(9)
Net deferred income tax liability, end of year	$ 8,758	$ 9,967